UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1.  Name and address of issuer:     AmeriPrime Advisors Trust
                                    1793 Kingswood Drive, Suite 200
                                    Southlake, TX 76092



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: [ ]

     Monteagle Fixed Income Fund
     Monteagle Large Cap Fund
     Monteagle Opportunity Growth Fund
     Monteagle Value Fund
     StoneRidge Bond Fund
     StoneRidge Equity Fund
     StoneRidge Small Cap Fund


3.   Investment Company Act File Number:    811-09541

      Securities Act File Number:           333-85083



4.(a).  Last day of Fiscal year for which this Form is filed: August 31, 2002.


4.(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).|_| Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f)                                                     $40,551,804

     (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the
          fiscal year:                                                                  $25,154,312

     (iii)Aggregate  price of  securities  redeemed  or  repurchased  during any prior  fiscal year ending no earlier  than  October 11, 1995 that were not  previously  used  to  reduce  registration  fees  payable  to the
          Commission:                                                                        $0.00

     (iv) Total  available  redemption  credits  [add Items  5(ii) and  5(iii)]:
                                                                                       $25,154,312

     (v)  Net sales - if Item 5(i) is  greater  than Item 5(iv)  [subtract  Item
          5(iv) from Item 5(i)]:                                                       $15,397,492

     (vi) Redemption  credits  available for use in future years if Item 5(i) is
          less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                         $0.00

     (vii)Multiplier for determining  registration fee (See Instruction  C.9): x
                                                                                           .000092

     (viii) Registration  fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
          if no fee is due):                                                           = $1,416.57


6.   Prepaid Shares

     If the  response  to item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect  before  [effective  date of  rescission of rule
     24e-2],  then report the amount of  securities  ( number of shares or other
     units) deducted here:                                                                     0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available  for use by the  issuer in future  years,
     then state that number here:                                                              0

7.   Interest due -- If this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                                    + $0.00

8.   Total of the amount of the  registration  fee due plus  interest  due [line
     5(viii) plus line 7]:                                                           = $1,416.57

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository:

     Method of Delivery:
                 [ X ] Wire Transfer
                 [   ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By: _______________/s/_______________________
         Carol J. Highsmith, Assisant Secretary

Date:  November 29, 2002